Investment Income - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of investment income [line items]
Interest income	€ 5,835	€ 5,783	€ 6,052
Fair value interest income	4,943	4,811	5,056
Financial assets impaired [member]
Disclosure of investment income [line items]
Interest income	€ 146	€ 160	€ 190